Dreyfus Opportunistic Fixed Income Fund
Dreyfus Opportunistic Fixed Income Fund

May 5, 2014

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Opportunistic Fixed Income Fund

Supplement to Summary Prospectus dated April 1, 2014

and Statutory Prospectus dated March 1, 2014, as revised April 1, 2014

The following changes will take effect as of June 16, 2014

Dreyfus Opportunistic Fixed Income Fund

The following is added as the last sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus and supersedes and replaces the fourth sentence of the first paragraph in "Fund Details – Goal and Approach" in the statutory prospectus:

The fund's fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, floating rate loans and other floating rate securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

The following supplements the information in "Principal Risks" in the summary prospectuses and "Fund Summary – Principal Risks" in the statutory prospectuses:

•          Floating rate loan risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans to trade. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund's portfolio managers may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.